Restatement of consolidated financial statements	12 Months Ended
Sep. 30, 2025
Accounting Changes and Error Corrections [Abstract]
Restatement of consolidated financial statements
3	Restatement of consolidated financial statements

Restatement for the year ended September 30, 2023

During the preparation of the consolidated financial statements, the Company determined it had not appropriately classified its USDT holdings as non-financial assets. The Company evaluated the materiality of the errors from qualitative and quantitative perspectives, individually and in the aggregate, and concluded that the errors were material to the consolidated statement of cash flows for the year ended September 30, 2023.

Description of Misstatements

The Company has previously classified USDT as cash equivalents given the USDT was converted within a period of three (3) months to cash. However, Tether’s terms suggest limitations as Tether’s reserves may include non-financial assets, like cryptocurrencies and precious metals, which are less liquid. In addition, Tether requires that redemptions can only be made directly by verified customers, a status that the Company does not hold. Based on these factors, USDT holdings are not immediately accessible or convertible, disqualifying them from cash equivalent classification. Therefore, a reclassification as non-financial assets was made.

Restated Consolidated Statement of Cash Flow (adjusted line items)

	For the year ended September 30, 2023
	As previously reported	As restated	Change
	US$	US$	US$
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of digital assets	-	366,956	366,956
Amount due from shareholder	1,628,650	88,650	(1,540,000)
Net cash provided by (used in) investing activities	1,624,575	451,531	(1,173,044)

Foreign currency translation	(7,618)	4,551	12,169
Net change in cash and cash equivalents	1,905,613	744,738	(1,160,875)

Cash, cash equivalents and restricted cash - end of year	2,353,493	1,192,618	(1,160,875)

Non-cash operating and investing activities:
Amount due from shareholder settled by digital asset	-	1,540,000	1,540,000